Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Contract Liabilities [Abstract]
Unearned franchise fee	$ 309,315	$ 247,230
Customer deposit	16,609	3,319
Total, net	$ 325,924	$ 250,549